Share based awards	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Share based awards	Share based awards
Share Options

The following table summarizes option activity for the three months ended March 31, 2026:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2025	639,184	$179.12	3.90
Granted	—	—
Exercised	(10,174)	$106.64
Expired	(31,560)	$116.06
Outstanding at March 31, 2026	597,450	$183.69	3.92
Exercisable at March 31, 2026	517,846	$178.31	3.58

The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at March 31, 2026 was 517,846. Fully vested share options at March 31, 2026 have an average remaining contractual term of 3.58 years and an average exercise price of $178.31.
Fair value of Stock Options Assumptions

There were no options granted during the three months ended March 31, 2026. The weighted average fair value of options granted during March 31, 2025 was calculated using the Black-Scholes option pricing model. The weighted average grant date fair values and assumptions used were as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
Weighted average grant date fair value	$—	$64.42
Assumptions:
Expected volatility	—	35%
Dividend yield	—	—%
Risk-free interest rate	—	4.00%
Expected life	—	4.4 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units and Performance Share Units

On April 23, 2013, the Company adopted the 2013 Employees Restricted Share Unit Plan (the “2013 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015, the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Further, on October 25, 2024, the 2013 RSU Plan was amended and restated effective as of November 6, 2024 in order to increase the number of ordinary shares that can be issued under the 2013 RSU Plan by a further 2.5 million shares. Accordingly, an aggregate of 6.6 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company. No awards may be granted under the 2013 RSU Plan after November 6, 2034.

On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or Outside Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to Outside Directors vest over twelve months. No awards may be granted under the 2019 Consultants RSU Plan after May 16, 2029.

    The following table summarizes RSU and PSU activity for the three months ended March 31, 2026:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2025	16,474	$185.18	1,476,169	$162.53
Granted	—	—	—	—
Shares vested	—	—	(24,039)	$179.56
Forfeited	(6,177)	$185.18	(22,944)	$172.47
Outstanding at March 31, 2026	10,297	$185.18	1,429,186	$162.09

The fair value of PSUs vested for the three months ended March 31, 2026 were nil (March 31, 2025: $1.9 million).

The fair value of RSUs vested for the three months ended March 31, 2026 totaled $4.3 million (March 31, 2025: $5.0 million).
The PSUs vest based on service and specified EPS targets over the periods 2023 - 2025, 2024 - 2026, and 2025 - 2027. Depending on the amount of EPS from 2023 to 2027, up to an additional 47,779 PSUs may also be granted.

Stock compensation expense

Stock compensation expense for the three months ended March 31, 2026 and March 31, 2025 has been allocated as follows:

	Three Months Ended
	March 31, 2026	March 31, 2025
	(in thousands)
Direct costs	$18,296	$5,381
Selling, general and administrative	8,686	6,913
Total	$26,982	$12,294